Capital and reserves - Share capital (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪)
Number of ordinary shares (issued and paid up):
Gross consideration | $			$ 205,394
Ordinary shares
Number of ordinary shares (issued and paid up):
Par value | $ / shares		$ 0		$ 0
Stock split ratio		10
Number of new shares per existing shares issued upon stock split		9
Balance at the beginning of the year			100,000,000	100,000,000
Exercise of share options (cashless)			4,743,188
Balance at the end of the year		100,000,000	119,743,188	100,000,000
Ordinary shares value		$ 88		$ 88	₪ 300
Authorised share capital			350,000,001
Number of votes per share | Vote			1
Initial public offering
Number of ordinary shares (issued and paid up):
Share issue price | $ / shares	$ 15.00
Initial public offering | Ordinary shares
Number of ordinary shares (issued and paid up):
Gross consideration | $	$ 225,000
Gross proceeds from issuance of shares net of issuance cost | $	$ 204,000
Issued in consideration of cash (public offering)	15,000,000		15,000,000	0